Commitments and contingencies - Additional Information (Details) $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($)	Sep. 30, 2024 USD ($) titles	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) titles period	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loss contingency accrual, payments				$ 95,250
Purchase commitment, number of additional optional periods | period					2
Optional purchase commitment, term (in years)					5 years
International Gaming Technologies
Purchase commitment, term (in years)					10 years
Cost of revenue		$ 1,000	$ 1,500		$ 3,400	$ 5,400
International Gaming Technologies | Proprietary Assets
Percentage of royalty on revenue		7.50%			7.50%
International Gaming Technologies | Third Party Game Asset Types
Percentage of royalty on revenue		15.00%			15.00%
Maximum
Litigation settlement, amount awarded to other party	$ 145,250
Loss contingency accrual, payments							$ 95,250
DoubleU Games License Agreement
Number of titled games | titles		49			49
Game Development And Services Agreement With Double U Games
Services fees for game maintenance and product planning					$ 3,500